Interest-bearing Deposits - Scheduled maturities of time deposits (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
2016	$ 41,313,282
2017	18,208,957
2018	7,123,985
2019	6,559,638
2020	5,848,662
Time deposits	$ 79,054,524	$ 94,599,563